Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,316
Shares issued under HSBC employee share plans	400	$ 467	$ 434
Issued capital at end of period	10,147	10,316
Share premium account	14,664	14,602
Total equity	196,028	206,777	204,995	$ 192,668
Issued by HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	10,316
Issued capital at end of period	10,147	10,316
Share premium account	14,664	14,602
Total equity	153,108	150,330	146,800	145,044
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 24,811	$ 24,918	$ 24,624	$ 24,278
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	558,397,704	509,825,249
Number of shares outstanding ending balance (in shares)	554,452,437	558,397,704	509,825,249
Treasury shares | Issued by HSBC Holdings
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	329,871,829	326,766,253
Number of shares outstanding ending balance (in shares)	331,874,221	329,871,829	326,766,253
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 2,615	$ 2,542	$ 2,521
Number of shares outstanding, buyback program (in shares)	325,273,407
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	20,631,520,439	20,693,621,100
Shares issued under HSBC employee share plans (in shares)	10,226,221	58,266,053
Shares issued in lieu of dividends (in shares)	0	0
Less: Shares repurchased and cancelled (in shares)	348,139,250	120,366,714
Number of shares outstanding ending balance (in shares)	20,293,607,410	20,631,520,439	20,693,621,100
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,316	$ 10,347
Shares issued under HSBC employee share plans	5	29
Shares issued in lieu of dividends	0	0
Less: Shares repurchased and cancelled	174	60
Issued capital at end of period	$ 10,147	$ 10,316	$ 10,347